Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.16%	4.05%
Discount rate as at December 31	2.63%	3.20%
Expected long-term rate of return on plan assets	5.52%	5.78%
Rate of compensation increase	3.34%	3.33%
Health care cost trend increase as at December 31	0.00%	0.00%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate during the year	3.22%	4.10%
Discount rate as at December 31	2.64%	3.25%
Expected long-term rate of return on plan assets	5.28%	5.50%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.61%	4.62%
Health care cost trend rate assumed for next fiscal year	5.91%
Remaining period until health care cost trend rate reaches ultimate trend rate	11 years